UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __12/31/2005_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _02/14/06__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __30__________

Form 13F Information Table Value Total:    __$131,257____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autodesk                    COM              052769106      322     7500 SH       SOLE                     7500
Abercrombie & Fitch         COM              002896207     7721   118450 SH       SOLE                   118450
Franklin Resources          COM              354613101     4160    44252 SH       SOLE                    44252
Berkshire Hathaway Class A  CLA              084670108     6647       75 SH       SOLE                       75
Berkshire Hathaway Class B  CLB              084670207    15127     5153 SH       SOLE                     5153
Blyth                       COM              09643P108     1257    59980 SH       SOLE                    59980
Claires Stores              COM              179584107     7060   241606 SH       SOLE                   241606
Dreyers Ice Cream           COM              261877104     4837    58365 SH       SOLE                    58365
Cedar Fair LP               COM              150185106      989    34640 SH       SOLE                    34640
Gap Inc                     COM              364760108     1655    93819 SH       SOLE                    93819
Home Depot                  COM              437076102      324     8000 SH       SOLE                     8000
HNI Corp          	    COM              404251100     1221    22235 SH       SOLE                    22235
Ishares Trust S&P 500       COM              464287200     4176    33500 SH       SOLE                    33500
Johnson & Johnson           COM              478160104      398     6628 SH       SOLE                     6628
Jones Apparel Group         COM              480074103     2258    73515 SH       SOLE                    73515
JPMorgan Chase              COM              46625H100      344     8659 SH       SOLE                     8659
McDonalds Corp              COM              580135101      461    13670 SH       SOLE                    13670
Mercury General Cp          COM              589400100    12401   213000 SH       SOLE                   213000
Magna Intl Inc. Class A     CLA              559222401     4630    64319 SH       SOLE                    64319
Altria Group                COM              02209S103     7684   102840 SH       SOLE                   102840
Merck Co Inc                COM              589331107      348    10950 SH       SOLE                    10950
Nike Inc Cl B               CLB              654106103     3009    34665 SH       SOLE                    34665
Papa Johns Intl Inc.        COM              698813102     1280    21584 SH       SOLE                    21584
Staples Inc.                COM              855030102     2687   118309 SH       SOLE                   118309
Suntrust Bks Inc.           COM              867914103      202     2773 SH       SOLE                     2773
State Street Corp           COM              857477103     4838    87270 SH       SOLE                    87270
Constellation Brand CL A    CLA              21036P108    11971   456400 SH       SOLE                   456400
Telefonos De Mex L          SPONSORED ADR    879403780     1362    55200 SH       SOLE                    55200
Toll Brothers               COM              889478103    14133   408000 SH       SOLE                   408000
Walmart Stores Inc          COM              931142103     7756   165720 SH       SOLE                   165720